Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Significant Accounting Policies Policies
Cash and Cash Equivalents		Cash and cash equivalents includes cash on account and demand deposits with reputable financial institutions.
Inventory		Inventory is stated at the lower of cost and market, with cost being determined by the first-in, first-out (FIFO) basis. Cost includes the cost of materials plus direct labour applied to the product.
Revenue Recognition

Sales are recognized when products are shipped, with no right of return, and the title and risk of loss has passed to unaffiliated customers or when they are delivered based on the terms of the sale, there is persuasive evidence of an agreement, the price is fixed or determinable and collectibility is reasonably assured. Revenue related to shipping and handling costs billed to customers is included in net sales and the related shipping and handling costs are included in cost of products sold.

Capital Assets	Capital assets are recorded at cost and are amortized using the straight line method over the estimated useful lives:
Furniture and equipment	5 years
Computers	3 years

Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income, and between the tax bases of assets and liabilities and their reported amounts in the financial statements.  Deferred tax assets and liabilities are included in the consolidated financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Tax positions initially need to be recognized in the financial statements when it is more-likely-than-not the positions will be sustained upon examination by the tax authorities.

Foreign Currency Translation

Transactions denominated in foreign currencies are initially recorded in the functional currency using exchange rates in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using exchange rates prevailing at the end of the reporting period. All exchange gains and losses are included in the statement of operations and deficit.

For the purpose of presenting financial statements in United States Dollars, the assets and liabilities are expressed in United States Dollars using exchange rates prevailing at the end of the reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive loss and reported as cumulative translation adjustment in shareholder's equity.

Financial Instruments

Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) 825, Disclosures about Fair Value of Financial Instruments, requires disclosures of the fair value of financial instruments. The carrying value of the Company’s current financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and shareholder loan, approximates their fair values because of the short-term maturities of these instruments.

Measurement

The Company initially measures its financial instrument at fair value, except for certain non-arm's length transactions.

The Company subsequently measures all its financial assets and financial liabilities at amortized cost, except for investments in equity instruments that are quoted in an active market, which are measured at fair value. Changes in fair value are recognized in earnings for the period in which they occur.

Financial assets measured at amortized cost include cash and cash equivalents and accounts receivable.

Financial liabilities measured at amortized cost include accounts payable and accrued liabilities, and shareholder loan.

Impairment

Financial assets measured at cost are tested for impairment when there are indicators of impairment. The amount of the write-down is recognized in earnings for the period. The previously recognized impairment loss may be reversed to the extent of the improvement, directly or by adjusting the allowance account, provided it is no greater than the amount that would have been reported at the date of the reversal had the impairment not been recognized previously. The amount of the reversal is recognized in earnings for the period.

Transaction costs

The entity recognizes its transaction costs in net income in the period incurred. However, financial instruments that will not be subsequently measure at fair value are adjusted by the transaction costs that are directly attributable to their origination, issuance or assumption.

Impairment of Long-Lived Assets

A long-lived asset is tested for impairment whenever events or changes in circumstances indicate that its carrying value amount may not be recoverable. An impairment loss is recognized when the carrying amount of the asset exceeds the sum of the undiscounted cash flows resulting from its use and eventual disposition. The impairment loss is measured as the amount by which the carrying amount of the long-lived assets exceeds its fair value.

Related Party Transactions		All transactions with related parties are in the normal course of operations and are measured at the exchange amount.
Intangible Assets

The useful life of intangible assets is assessed as either finite or indefinite. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

Intangible assets with finite useful lives are carried at cost less accumulated amortization. Amortization is calculated using the straight line method over the estimated useful lives.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. If impairment indicators are present, these assets are subject to an impairment review. Any loss resulting from impairment of intangible assets is expensed in the period the impairment is identified.

Recent Accounting Pronouncements

The Company has considered recent accounting pronouncements during the preparation of these financial statements and does not expect any recent accounting pronouncements to have a material effect on its financial statements.

Statement of Compliance

The Company's interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") as issued by the Financial Accounting Standards Board ("FASB"). The Company's fiscal year end is December 31.

The interim consolidated financial statements have been prepared without audit in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Securities and Exchange Commission (“SEC”) Form 10-Q. They do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. Therefore, these unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2014.

The interim consolidated financial statements included herein are unaudited; however, they contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly the Company’s consolidated financial position as of March 31, 2015, the results of its operations for the three months ended March 31, 2015 and 2014, and its consolidated cash flows for the three months ended March 31, 2015 and 2014. The results of operations for the three months ended March 31, 2015 are not necessarily indicative of the results to be expected for future quarters or the full year ending December 31, 2015.

Basis of Measurement	The Company's interim financial statements have been prepared on the historical cost basis.
Functional and Presentation Currency	These interim financial statements are presented in United States Dollars. The functional currency of the Company is the Canadian Dollar.
Use of Estimates

The preparation of interim financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.